Revenue from Contracts with Customers:	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers:
Revenue from Contracts with Customers:

Note 3 - Revenue from Contracts with Customers:

3.1) Revenue recognition

Airports operated by the Company receive income from external clients for aeronautical services rendered to airlines and from rendering complementary services. The Company also recognizes income from construction services arising from concession agreements with government entities.

Following is a description of the principal types of service agreements from which the Company receives revenue.

3.1.1) Aeronautical services

The Company operates airports in three countries (Mexico, Puerto Rico and Colombia), providing different aeronautical services involving principally the following performance obligations.

a.	Passenger fee rates (Airport Use Rate – TUA, by its initials in Spanish), which are calculated based on total outgoing passengers (other than diplomats, infants and passengers in transit) making use of air terminals operated by the Company.
b.	Landing rates, which contemplate landing services, the use of runways, taxiing strips, and bands.
c.	Platform use fees, based on the time an aircraft remains at a terminal after landing.
d.	Security services, calculated on the basis of the total number of incoming and outgoing passengers.
e.	Baggage inspection fee, calculated on the basis of total number of outgoing passengers.
f.	Use of passenger walkways, which consists of rendering passenger walkways service connecting an aircraft to the terminal after landing.
g.	Fee for the use of passenger documentation counters; the fee is applied on the basis of the holding of documentation for one-hour periods. After the first hour has elapsed, the fee is charged proportionately for 30-minute increments.

Revenue is measured based on the consideration specified in the tariff regulating system applicable to airports in each country for each performance obligation identified. In Mexico, these are regulated by the Secretariat of Communications and Transport (SCT), in Puerto Rico by the FAA and in Colombia by Aerocivil.

In its capacity as operator of the LMM Airport, Aerostar entered into Airport Use Agreements with the main airlines serving LMM Airport, referred to as “Signing Airlines”. The agreements have a term of 15 years, counted as from February 27, 2013, with an option to be terminated in advance by agreement of the parties. If, upon completion of the effective term, no new use agreements have been entered into, each of the Airport Use Agreements in force at that date will continue to be binding until new use agreements are signed.

Pursuant to the Airport Use Agreements, Aerostar is entitled to receive the following annual contributions from the airlines serving at LMM Airport:

●	For the first partial year of contract (i.e. the year ended on December 31, 2013), USD62,000 (approximately Ps.1,268,966) multiplied by the number of effective days elapsed in that year, divided by the number of days of the year.
●	For the following five years, of contract USD62,000 per year,
●	For the remaining contract years, the total annual contributions by the previous year, adjusted for inflation based on the non-underlying U.S. Consumer Price Index. As of December 31, 2019, 2020 and 2021, the contribution of the airlines was USD63,143 (Ps.1,216,134), USD64,495 (Ps.1,391,462) and USD65,907 (Ps.1,336,793), respectively.

Passenger, landing and security rates are recorded at a particular point in time, once the aircraft departure manifest has been delivered. Revenue arising from other performance obligations is recorded over time as the services are rendered.

Discounts

The Company may apply discounts to its rates, provided they are not discriminatory in the light of the laws in effect in the countries in which the Company operates. Discounts are granted based on the discount policy and conditions negotiated with the National Autotransportation Chamber (CANAERO), and regulated revenue must be delivered within a period of 30 days.

Revenues are recorded net of estimated discounts based on applicable rates.

The prompt-payment discount for regulated income principally TUA is established in each of the contracts signed with the airlines, and is subtracted from the aforementioned income. In 2019, 2020 and 2021, the discount amounted to Ps.47,374, Ps.44,561 and Ps.88,787, respectively.

Terms of payment

According to the airport service contract signed with clients, the credit term is 30 days; and the first of each month for complementary services. During the year 2020, by way of exception and due to the COVID-19 pandemic, Mexico and Airplan entered into agreements with airport clients, whereby the term was extended from 30 to 180 days, effective until April 30, 2021. After that date, the term will be of 30 days again, as stipulated in the original agreement. The agreements also included the negotiation of accounts receivable owed at the date of execution which at December 31, 2020 amount to Ps.185,140 and Ps.60,617 for Mexico and Airplan, respectively. At December 31, 2021, amount to Ps.4,463 en Mexico while in Airplan were setled. These amounts are to be recovered by promissory notes signed with clients falling due in less than a year.

3.1.2) Non-aeronautical services

The Company generates revenue from non-aeronautical services, which involve basically the following performance obligations:

a.	Access rates to nonpermanent overland transportation based on the number of access events experienced by the transportation companies operated by third parties providing passenger transportation services at the terminal.
b.	Car parking, rates based on the time vehicles remain at public parking areas.
c.	Retail sales, recorded when a product is sold to a client and payment on the transaction is made at the time of purchase.

Revenue arising from access rates to overland transportation and retail sales are recorded at a particular point in time, to the extent that the performance obligation is satisfied and the promised goods and services are transferred, while parking area income is recorded over time.

Contracts for commercial income

IFRS 15 must be applied to all contracts with clients. However, there are exceptions, such as contracts for the leasing of commercial space, which fall under IFRS 16 “Leases”.

Leasing income (non-regulated activities) are considered complementary services to the supply of regulated services so there is no separate infrastructure other than the intangible recognized under Note 8, nor is a right of use to be accounted for separately in the adoption of IFRS 16.

Presently, space leased at airports to airlines and other commercial lessees comprise the most significant source of income related to non-aeronautic services. Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (share of sales), or an agreed minimum fee.

Commercial leasing operations include the leasing of automobiles, the sale of food and beverages, retail sales, sales made at kiosks, graphic advertising, overland transportation, fixed operations and other services rendered. Commercial income is partially recorded on the basis of lessee income and is partially based on minimum lease rates.

At December 31, 2019, 2020 and 2021, variable leasing income was Ps.3,435,381, Ps.1,931,965 and Ps.3,682,917, respectively, and Ps. 830,288, Ps.612,509 and Ps.653,070, respectively, for fixed leasing rates.

3.1.3) Construction services

As an operator of airport concessions, the Company is required to improve items under concession. Works carried out within the airport are based on development plans authorized by the regulators. Income from construction services are recognized in accordance with the methods prescribed (input method) for measuring progress towards completion approved by the grantor. Improvements made are expected to complement the infrastructure of the airport operated by the Group. IFRS 15 establishes that during the construction period of the infrastructure related to concessions received, they must be shown as “contract assets” in the statement of financial position, regardless of the type of consideration received (financial asset or intangible asset). See Note 8.

Construction services carried out by the Group do not entitle it to a direct cash consideration; rather, it is entitled to charge users for airport services rendered at the terminals during the concession period. Revenue from construction services is measured at fair value of the services rendered, which increased the value of the intangible asset, plus the cost of capitalizable financing.

As of December 31, 2019, 2020 and 2021, revenues from construction services in Mexico were Ps.725,047, Ps.3,296,482 and Ps2,908,604 in Puerto Rico they were Ps.335,148, Ps.353,686 and Ps231,301, and in Airplan were Ps.175,998, Ps.6,918 and Ps.6,261 respectively.

3.1.4) Airports Law and Regulations

Mexico

Under the Airports Law and regulations thereto, company revenue is classified as Airport Services, Complementary Services and Commercial Services. Airport Services mainly consist of the use of runways, taxiways and platforms for landings and departures, parking for aircrafts, use of mechanical boarders, security services, hangars, car parking, as well as the general use of the terminals and other infrastructure by the aircrafts, passengers and cargo, including the rental of space that is essential for the operation of airlines and suppliers of complementary services.

Non-regulated Services mainly consist in complementary services consist mainly of ramp services and handling of luggage and cargo, food services, maintenance and repair and related activities that provide support to the airlines.

The Rate Regulation Law provides that the following sources of revenues are regulated under this system:

●	Revenues from airport services (as defined under the Mexican Airport Law), other than automobile parking, and
●	Access fees earned from third parties providing complementary services, other than those related to the establishment of administrative quarters that the SCT determines to be non-essential.

Non-regulated Services consist of services that are not considered essential for an airport’s operation, such as the rental of spaces to businesses, restaurants and banks. Access fees and revenue from other services are recognized as services are rendered.

The following sets forth the Company revenue at December 31, 2019, 2020, and 2021 using the classification established in the Airport Law and the Regulations thereto and on the basis of performance obligations established under IFRS 15.

	Year ended of December 31,
	2019		2020		2021
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	7,005,018	Ps.	3,476,804	Ps.	6,767,394
Landing fees		1,148,747		983,173		1,075,198
Platform		405,814		395,432		592,671
Seurity services		102,216		46,553		88,758
Baggage inspection fees		296,143		140,502		251,956
Passengers walkway		575,464		333,134		562,192
Passengers documentation counters		16,821		9,383		20,187
Other airport services		340,007		252,777		336,284

	Ps.	9,890,230	Ps.	5,637,758	Ps.	9,694,640

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	895,591	Ps.	461,502	Ps.	1,004,332
Access fees on non permanent ground transportation		63,159		29,967		59,625
Car parking and related Access fees		319,200		171,193		316,356
Other services		151,596		122,751		187,273
		1,429,546		785,413		1,567,586
Commercial services		4,265,669		2,544,474		4,376,269

Total non regulated services (**)		5,695,215		3,329,887		5,943,855

Construction services		1,236,193		3,657,086		3,146,166

Total	Ps.	16,821,638	Ps.	12,624,731	Ps.	18,784,661
(*)

For 2019, 2020 and 2021, this amount includes Mexico regulated income of Ps.6,628,146, Ps.3,340,674 and Ps.6,492,691, respectively, Aerostar regulated income of Ps.1,870,427, Ps.1,808,102 and Ps.2,027,188, respectively, Airplan regulated income of Ps.1,391,657, Ps.488,982 and Ps.1,174,761, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.293,256, Ps.225,340 and Ps.286,042 for the 2019, 2020 and 2021 periods, respectively.

Puerto Rico

According to the agreement entered into by the Puerto Rico Authority and Aerostar,  Aerostar income is classified as either regulated services or non-regulated services. See Notes 3.1.1 and 3.1.2.

Colombia

Under resolution 4530 of the Special Administrative Unit of Civil Aeronautics in Colombia, Airplan revenue is classified as either regulated services or non-regulated services. See Notes 3.1.1 and 3.1.2.

The following table sets forth revenue from leasing of commercial spaces by type for the years indicated.

	Year ended of December 31,
	2019		2020		2021
Commercial revenues:
Duty free shops	Ps.	1,785,508	Ps.	991,833	Ps.	1,746,097
Food and beverage		820,001		449,340		823,883
Advertising revenues		187,192		92,683		129,589
Car rental companies		673,969		485,725		953,085
Banking and currency exchange servcies		115,927		72,563		107,228
Teleservices		16,038		15,174		17,539
Ground transportations		98,033		49,721		95,690
Other services		569,001		387,435		503,158

Total commercial revenues	Ps.	4,265,669	Ps.	2,544,474	Ps.	4,376,269

In year 2021, revenues have increased due to the recovery of passenger traffic after its decrease in 2020 due to the impact of COVID-19 pandemic that has affected the travel industry and in some parts of the world the governments have introduced travel bans and restrictions. As a result, passenger traffic in Mexico, Aerostar and Airplan began to decline in the half of March 2020, impacting aeronautical and non-aeronautical revenues.

The following table sets the domestic and international passenger traffic for the years, 2020 and 2021:

	Year ended of December 31,
	2019	2020	2021

Domestic passenger traffic:
Mexico	16,684	9,246	15,057
Puerto Rico	8,456	4,548	9,139
Colombia	10,231	3,625	8,984
Total domestic passengers	35,371	17,419	33,180
International passenger traffic:
Mexico	17,478	7,283	14,081
Puerto Rico	992	298	545
Colombia	1,821	590	1,546
Total international passengers	20,291	8,171	16,172
Total passengers	55,662	25,590	49,352

The increase in revenue from the recovery of passenger traffic in 2021 is shown below, as well as the effects of the decrease in passenger traffic in 2020 as a result of COVID-19 pandemic on revenue by country, without considering construction services which does not depend directly on passenger traffic:

	Year ended of December 31,						% Change 2021	% Change 2021
		2019		2020		2021	compared to 2019	compared to 2020
Aeronautical revenue
Mexico	Ps.	6,334,890	Ps.	3,115,335	Ps.	6,206,649	(2.02)	99.23
Aerostar		1,870,428		1,808,102		2,027,188	8.38	12.12
Airplan		1,391,657		488,981		1,174,762	(15.59)	140.25
Total aeronautical revenue	Ps.	9,596,975	Ps.	5,412,418	Ps.	9,408,599	(1.96)	73.83

Non-aeronautical revenue
Mexico		4,380,821		2,517,816		4,384,946	0.09	74.16
Aerostar		1,100,573		740,450		1,394,346	26.69	88.31
Airplan		507,076		296,961		450,604	(11.14)	51.74
Total non-aeronautical revenue	Ps.	5,988,470	Ps.	3,555,227	Ps.	6,229,896	4.03	75.23
Total without construction revenue	Ps.	15,585,445	Ps.	8,967,645	Ps.	15,638,495	0.34	74.39

Below is the estimated future income for next year’s arising from non-cancelable operating leases, considering minimum rent commercial leases.

For the years that will end December 31:

	Year ended
	December 31,
	2020		2021
2021	Ps.	2,515,572
2022		2,315,111	Ps.	3,684,803
2023		2,184,496		3,415,663
2024		1,943,444		2,962,391
2025		1,857,885		2,821,799
2026 a 2030		2,380,113		3,744,757
Total	Ps.	13,196,621	Ps.	16,629,413